Document and Entity Information	Sep. 13, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 13, 2016
Registrant Name	MFS INSTITUTIONAL TRUST
Central Index Key	0000867969
Amendment Flag	false
Document Creation Date	Sep. 13, 2016
Document Effective Date	Sep. 13, 2016
Prospectus Date	Sep. 14, 2016
MFS® Institutional Large Cap Value Fund | MFS Institutional Large Cap Value Fund
Prospectus:
Trading Symbol	ILVAX